Exploration and Evaluation Expenditures	9 Months Ended
Mar. 31, 2023
Exploration and Evaluation Expenditures
Exploration and Evaluation Expenditures

4.Exploration and Evaluation Expenditures

	California	Arkansas	Texas
	Property	Properties	Properties	Total
	$	$	$	$
Acquisition costs:
Balance, June 30, 2021	12,768,549	12,107,486	-	24,876,035
Acquisition of property	5,183,941	1,642,281	-	6,826,222
Effect of movement in foreign exchange rates	506,868	480,627	-	987,495
Balance, June 30, 2022	18,459,358	14,230,394	-	32,689,752
Acquisition of property	126,099	1,372,931	356,132	1,855,162
Effect of movement in foreign exchange rates	944,456	709,684	-	1,654,140
Balance, March 31, 2023	19,529,913	16,313,009	356,132	36,199,054

Exploration Costs:
Balance, June 30, 2021	4,153,051	2,561,108	-	6,714,159
Exploration costs	14,820	1,442,241	-	1,457,061
Effect of movement in foreign exchange rates	164,861	101,668	-	266,529
Balance, June 30, 2022	4,332,732	4,105,017	-	8,437,749
Exploration costs	6,988	5,138,911	9,695,870	14,841,769
Effect of movement in foreign exchange rates	221,681	228,430	-	450,111
Balance, March 31, 2023	4,561,401	9,472,358	9,695,870	23,729,629

Balance, June 30, 2022	22,792,090	18,335,411	-	41,127,501
Balance, March 31, 2023	24,091,314	25,785,367	10,052,002	59,928,683

California Property

On August 11, 2016, the Company entered into an option purchase and assignment agreement (the “Option Purchase Agreement”) with TY & Sons Explorations (Nevada), Inc. (“TY & Sons”) and Nevada Alaska Mining Company Inc. (“Nevada Mining”), pursuant to which the Company acquired all of TY & Sons’ right, title and interest in a property option agreement between TY & Sons and Nevada Mining, as property owner (the “Underlying Option Agreement”). Under the Underlying Option Agreement, TY & Sons had the option (the “Option”) to acquire from Nevada Mining an interest in the California Property (collectively, the “Option Purchase”), which comprises mineral claims situated in San Bernardino County, California. The transaction, having received the approval of the TSX Venture Exchange, closed on November 17, 2016. As consideration, the Company issued 14,000,000 common shares of the Company and paid certain costs incurred to TY & Sons.

4.Exploration and Evaluation Expenditures – continued

California Property – continued

In order to exercise the Option pursuant to the terms of the Underlying Option Agreement, the Company was required to pay the total sum of US$325,000 and issue an aggregate of 2,500,000 common shares to Nevada Mining as follows:

●	US$125,000 on closing of the Option Purchase Agreement (paid)
●	US$50,000 on or before July 7, 2017 (paid)
●	US$50,000 on or before July 7, 2018 (paid)
●	US$50,000 on or before July 7, 2019 (paid)
●	US$50,000 on or before July 7, 2020 (paid)

●	Issue 500,000 common shares on closing of the Option Purchase Agreement (issued)
●	Issue 500,000 common shares on or before October 1, 2017 (issued)
●	Issue 500,000 common shares on or before October 1, 2018 (issued)
●	Issue 500,000 common shares on or before October 1, 2019 (issued)
●	Issue 500,000 common shares on or before October 1, 2020 (issued)

The property is subject to a 2.5% net smelter return royalty on commercial production from the mineral claims, in favour of Nevada Mining.  The property is also subject to an additional 0.5% net smelter returns royalty applicable to any after acquired properties in the area of interest stipulated by the Option Purchase Agreement, also in favour of Nevada Mining.

4.	Exploration and Evaluation Expenditures – continued

California Property – continued

On May 1, 2017, the Company signed a Property Lease Agreement with National Chloride Company of America (“National Chloride”) for rights to an adjacent property to the California Property, with approximately 12,290 acres.  Under this Property Lease Agreement, the Company paid US$25,000 at signing of a Letter of Intent and agreed to pay the total sum of US$1,825,000 and issue an aggregate of 1,700,000 common shares of the Company to National Chloride as follows:

●	US$25,000 on the Purchase Agreement date (paid)
●	US$50,000 on or before November 24, 2017 (paid)
●	US$100,000 on or before May 24, 2018 (paid)
●	US$100,000 on or before May 24, 2019 (paid)
●	US$100,000 on or before May 24, 2020 (paid)
●	US$100,000 on or before May 24, 2021 (paid)
●	US$100,000 on or before May 24, 2022 (paid)
●	US$250,000 upon successful completion of a pre-feasibility study
●	US$1,000,000 upon successful completion of a bankable feasibility study

●	Issue 100,000 common shares on the closing date (issued)
●	Issue 100,000 common shares on or before November 24, 2017 (issued)
●	Issue 200,000 common shares on or before May 24, 2018 (issued)
●	Issue 200,000 common shares on or before May 24, 2019 (issued)
●	Issue 200,000 common shares on or before May 24, 2020 (issued)
●	Issue 200,000 common shares on or before May 24, 2021 (issued)
●	Issue 200,000 common shares on or before May 24, 2022 (issued)
●	Issue 500,000 common shares successful completion of a pre-feasibility study

It is expressly agreed that the “Leased Rights” are limited to lithium exploration and production activities and operations.  The Company has agreed to pay a two percent royalty on gross revenue derived from the properties to National Chloride, subject to a minimum annual royalty payment of US$500,000. On September 1, 2017, the Property Lease Agreement was amended to include an additional approximately 6,000 acres adjacent to the 12,290 acres. The amendment agreement continues all the economic terms of the previous lease agreement with National Chloride, with the additional requirement that the Company will be responsible for ongoing carrying costs associated with the additional claims. A payment of $56,873 (US$44,805) was made to the Bureau of Land Management, Department of the Interior (“BLM”) for these carrying costs and remains in good standing with National Chloride for all subsequent payments.

On April 23, 2018, the Company entered into an exploration and option agreement (“EOA”), with TETRA Technologies, Inc. (“TETRA”), to secure access to additional operating and permitted land consisting of approximately 12,100 acres in Bristol Dry Lake, and up to 11,840 acres in the adjacent Cadiz Dry Lake, Mojave Desert, California.  The EOA with TETRA allows for the exclusive right to negotiate and conduct exploration activities and to enter into a mineral lease to allow exploration and production activities for lithium extraction on property held under longstanding mining claims and permits by TETRA.

4.	Exploration and Evaluation Expenditures – continued

California Property – continued

In connection with the entering into of the EOA, the Company made a non-refundable deposit of $135,453 (US$100,000) (See Note 5), and has agreed to pay the total sum of US$2,700,000 and issue an aggregate of 3,400,000 common shares of the Company to TETRA Technologies, Inc. as follows:

●	US$100,000 initial payment on April 23, 2018 (paid)
●	US$100,000 on or before October 23, 2018 (paid)
●	US$200,000 on or before April 23, 2019 (paid)
●	US$200,000 on or before April 23, 2020 (paid)
●	US$200,000 on or before April 23, 2021 (paid)
●	US$200,000 on or before April 23, 2022 (paid)
●	US$200,000 on or before April 23, 2023 (paid subsequent to period-end)
●	US$500,000 upon successful completion of a pre-feasibility study
●	US$1,000,000 upon successful completion of a bankable feasibility study

●	Issue 200,000 common shares on April 23, 2018 (issued)
●	Issue 200,000 common shares on or before October 23, 2018 (issued)
●	Issue 400,000 common shares on or before April 23, 2019 (issued)
●	Issue 400,000 common shares on or before April 23, 2020 (issued)
●	Issue 400,000 common shares on or before April 23, 2021 (issued)
●	Issue 400,000 common shares on or before April 23, 2022 (issued)
●	Issue 400,000 common shares on or before April 23, 2023 (issued subsequent to period-end)
●	Issue 1,000,000 common shares successful completion of a pre-feasibility study

4.	Exploration and Evaluation Expenditures – continued

Arkansas Properties

South-West Arkansas Project

On July 26, 2017, the Company entered into a Memorandum of Understanding (MOU) with a non-affiliated NYSE-listed company (the “Vendor”) with regard to an option to acquire certain rights to conduct brine exploration and production and lithium extraction activities on approximately 33,000 net brine acres located in Columbian and Lafayette Counties, Arkansas. At signing of the MOU, a non-refundable deposit of $614,150 (US$500,000) was made with additional fees and payment obligations in the future, and subject to certain conditions.

On December 29, 2017, the Company entered into an Option Agreement to proceed with the transaction (the “Agreement Date”).  Under this Option Agreement, the Company will be required to make payments to the Vendor as follows:

●	US$500,000 before January 28, 2018 (paid)
●	An additional US$600,000 on or before December 29, 2018 (paid)
●	An additional US$700,000 on or before December 29, 2019 (paid)
●	An additional US$750,000 on or before December 29, 2020 (paid)
●	Additional annual payments of US$1,000,000 on or before each annual anniversary of the Agreement Date, beginning with that date that is 48 months following the Agreement Date, until the earlier of the expiration of the Exploratory Period or, if the Optionee exercises the Option, the Optionee beginning payment of the Royalty. These additional annual payments were made on December 14, 2021 and December 8, 2022.

During the Option Period, at any time following the commencement of Commercial Production, the Company agreed to pay a Royalty of 2.5% of gross revenue (minimum Royalty US$1,000,000) to the Vendor.

Arkansas Lithium Project

On May 4, 2018, the Company entered into a Memorandum of Understanding (“MOU”), with LANXESS Corporation (“LANXESS”) with the purpose of testing and proving the commercial viability of extraction of lithium from brine that is produced as part of LANXESS’ bromine extraction business at its three southern Arkansas facilities.The MOU sets out the basis on which the parties have agreed to cooperate in a phased process towards developing commercial opportunities related to the production, marketing and sale of battery grade lithium products extracted from tail brine and brine produced from the Smackover Formation.  The MOU forms the basis of what will become a definitive agreement and is binding until the execution of a more comprehensive agreement that the parties may execute on the completion of further development phases.  The Company has paid an initial $3,834,000 (US$3,000,000) reservation fee to LANXESS to secure access to the tail brine, with an additional US$3,000,000 reservation fee due upon completion of certain development phases which were completed prior to the year end of June 30, 2019. The additional $3,804,000 (US$3,000,000)fee was paid in full on February 16, 2021.

4.	Exploration and Evaluation Expenditures – continued

Arkansas Properties – continued

Arkansas Lithium Project– continued

On February 23, 2022, the Company and LANXESS entered into an amended and restated MOU (the “Agreement”) that streamlines and expedites the plan for development of the first commercial lithium project in Arkansas, which is to be constructed at an operational LANXESS facility in El Dorado, AR (the “Project”). Under the Agreement, the Company will control all development of the Project leading up to and including the completion of the Front End Engineering Design (“FEED”) study. The Company will form an initially wholly-owned company (the “Project Company”) that will own 100% of the Project during pre-FEED and FEED engineering studies and the FEED engineering will be used to produce a NI 43-101 Definitive Feasibility Study (“DFS”). Upon completion of the DFS, LANXESS has the option to acquire an equity interest of up to 49% and not less than 30% in the Project Company, at a price equal to a ratable share of the Company’s aggregate investment in the Project Company. The Company will also retain 100% ownership of its South-West Arkansas Project, all of the proprietary extraction technologies, relevant intellectual property and know-how.

Texas Lithium Properties

Texas Smackover Expansion Project

As at March 31, 2023, the Company has entered into lease and option agreements for certain properties in East Texas. The leases are for a 5-year term with extension for a further 10-year period with the first renewal due or expiry in July 2027. The Options are for a 2-year period with the first set to expire in February 2024 if leases are not signed and additional payments are not made to the lessor.